Stock Options (Details) - Equity Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Options outstanding, shares	271,839
Granted, shares	6,667	271,839
Exercised, shares
Forfeited, shares
Options outstanding, shares	278,506	271,839
Shares exercisable, shares	55,257
Options outstanding, Weighted Average Exercise Price	$ 0.0001
Granted, Weighted Average Exercise Price	0.001	0.0001
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Options outstanding, Weighted Average Exercise Price	0.0001	$ 0.0001
Shares exercisable, Weighted Average Exercise Price	$ 0.0001
Options outstanding, Aggregate Intrinsic Value	$ 3,340,872
Shares exercisable, Aggregate Intrinsic Value	$ 662,843